Repurchases and Issuance of Units	6 Months Ended
Jun. 30, 2023
Repurchases And Issuance Of Units
Repurchases and Issuance of Units

NOTE 8 – REPURCHASES AND ISSUANCE OF UNITS

In July 2022, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $100,000 of the Company’s common units. Common unit repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by Navios Partners’ management based upon market conditions and financial and other considerations, including working capital and planned or anticipated growth opportunities. As of June 30, 2023, no repurchases of common units had been made. The program does not require any minimum repurchase or any specific number of common units and may be suspended or reinstated at any time in the Company’s discretion and without notice. The Board of Directors will review the program periodically.

The effect of compensation expense arising from the restricted common units granted in December 2019 and 2018 and February 2019, amounted to $1 and $2 for the three and six month periods ended June 30, 2023, respectively, and was presented under the caption “General and administrative expenses” in the condensed Consolidated Statements of Operations.

The effect of compensation expense arising from the restricted common units granted in December 2019 and 2018 and February 2019, amounted to $40 and $82 for the three and six month periods ended June 30, 2022, respectively, and was presented under the caption “General and administrative expenses” in the condensed Consolidated Statements of Operations.

As of June 30, 2023, the estimated compensation cost related to service conditions of non-vested restricted common units granted in 2019 not yet recognized was $2.

As of each of June 30, 2023 and December 31, 2022, there were 1,001 restricted common units outstanding that remained unvested.